American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
November 30, 2022

Avantis Responsible U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.3%
AerSale Corp.(1)	145	2,298
Archer Aviation, Inc., Class A(1)	128	321
Hexcel Corp.	448	26,858
Kaman Corp.	224	4,563
L3Harris Technologies, Inc.	224	50,866
Northrop Grumman Corp.	168	89,593
Parsons Corp.(1)	168	8,316
Woodward, Inc.	280	26,824
		209,639
Air Freight and Logistics — 1.3%
CH Robinson Worldwide, Inc.	280	28,062
Expeditors International of Washington, Inc.	1,536	178,268
FedEx Corp.	1,494	272,237
Forward Air Corp.	230	25,845
GXO Logistics, Inc.(1)	448	20,993
Hub Group, Inc., Class A(1)	379	31,893
Radiant Logistics, Inc.(1)	952	5,084
United Parcel Service, Inc., Class B	2,576	488,744
		1,051,126
Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	1,792	18,655
Aptiv PLC(1)	728	77,656
Autoliv, Inc.	1,064	94,058
BorgWarner, Inc.	1,848	78,559
Dana, Inc.	840	14,792
Fox Factory Holding Corp.(1)	133	14,111
Gentex Corp.	1,400	40,460
Gentherm, Inc.(1)	280	20,045
Goodyear Tire & Rubber Co.(1)	3,429	38,473
LCI Industries	315	31,141
Lear Corp.	392	56,542
Motorcar Parts of America, Inc.(1)	336	3,787
Standard Motor Products, Inc.	168	6,453
Visteon Corp.(1)	59	8,661
		503,393
Automobiles — 1.7%
Ford Motor Co.	21,226	295,041
General Motors Co.	7,412	300,631
Harley-Davidson, Inc.	1,680	79,178
Lucid Group, Inc.(1)(2)	840	8,518
Rivian Automotive, Inc., Class A(1)	224	7,177
Tesla, Inc.(1)	3,528	686,902
Thor Industries, Inc.	392	33,767
Winnebago Industries, Inc.	448	26,248
Workhorse Group, Inc.(1)(2)	1,680	3,864
		1,441,326
Banks — 6.8%
ACNB Corp.(2)	168	6,602
Associated Banc-Corp.	1,568	38,573

Banc of California, Inc.	504	8,553
BancFirst Corp.	168	17,126
Bancorp, Inc.(1)	560	16,783
Bank of America Corp.	13,552	512,943
Bank of Hawaii Corp.	392	31,623
Bank OZK	1,232	56,857
BankUnited, Inc.	840	30,845
Bankwell Financial Group, Inc.	168	4,971
Banner Corp.	392	27,683
Bar Harbor Bankshares	224	6,780
Baycom Corp.	280	5,309
BCB Bancorp, Inc.	336	6,334
Berkshire Hills Bancorp, Inc.	448	13,969
BOK Financial Corp.	280	29,319
Byline Bancorp, Inc.	280	6,381
Camden National Corp.	168	7,355
Carter Bankshares, Inc.(1)	392	7,268
Central Pacific Financial Corp.	392	8,306
Citigroup, Inc.	7,000	338,870
Citizens Financial Group, Inc.	3,192	135,277
City Holding Co.	112	11,415
Columbia Banking System, Inc.	616	20,981
Comerica, Inc.	1,288	92,401
Commerce Bancshares, Inc.	784	58,737
Community Bank System, Inc.	280	18,239
CrossFirst Bankshares, Inc.(1)	533	7,393
Cullen/Frost Bankers, Inc.	336	48,743
Eagle Bancorp, Inc.	336	15,846
East West Bancorp, Inc.	1,288	90,430
Farmers & Merchants Bancorp, Inc.	168	4,818
Fifth Third Bancorp	4,312	156,784
First BanCorp	2,184	33,590
First Bancorp, Inc.	224	7,043
First Busey Corp.	667	17,389
First Business Financial Services, Inc.	224	8,584
First Citizens BancShares, Inc., Class A	56	45,722
First Financial Bancorp	728	19,241
First Financial Bankshares, Inc.	728	26,900
First Financial Corp.	168	8,076
First Hawaiian, Inc.	952	25,276
First Horizon Corp.	5,264	130,810
First Interstate BancSystem, Inc., Class A	448	19,542
First Mid Bancshares, Inc.	199	6,895
First of Long Island Corp.	280	5,446
First Republic Bank	504	64,315
Flushing Financial Corp.	336	7,009
FNB Corp.	2,912	41,059
German American Bancorp, Inc.	224	8,929
Glacier Bancorp, Inc.	560	32,424
Home BancShares, Inc.	1,120	28,504
HomeStreet, Inc.	280	7,644
HomeTrust Bancshares, Inc.	224	5,734
Huntington Bancshares, Inc.	6,328	97,957
Independent Bank Corp.	336	30,415
Independent Bank Corp. (Michigan)	280	6,871

JPMorgan Chase & Co.	6,440	889,879
KeyCorp	7,896	148,524
Lakeland Bancorp, Inc.	560	10,461
M&T Bank Corp.	1,232	209,465
Mercantile Bank Corp.	205	7,136
Meridian Corp.	168	5,667
NBT Bancorp, Inc.	448	20,680
Northeast Bank	168	7,113
OFG Bancorp	784	22,712
Pacific Premier Bancorp, Inc.	784	28,969
PacWest Bancorp	1,344	35,105
Park National Corp.	112	16,949
Parke Bancorp, Inc.	280	6,090
Pathward Financial, Inc.	224	9,751
PCB Bancorp.	280	5,214
Pinnacle Financial Partners, Inc.	392	32,885
PNC Financial Services Group, Inc.	1,288	216,719
Popular, Inc.	1,064	77,693
Premier Financial Corp.	392	11,439
Prosperity Bancshares, Inc.	560	42,319
Regions Financial Corp.	7,112	165,069
Renasant Corp.	392	15,982
Sandy Spring Bancorp, Inc.	504	17,549
Seacoast Banking Corp. of Florida	504	17,328
Sierra Bancorp	224	4,847
Signature Bank	336	46,872
Silvergate Capital Corp., Class A(1)(2)	112	3,072
Stellar Bancorp, Inc.	300	10,143
SVB Financial Group(1)	280	64,898
Synovus Financial Corp.	1,680	70,778
Truist Financial Corp.	4,368	204,466
Trustmark Corp.	504	18,436
U.S. Bancorp	4,536	205,889
UMB Financial Corp.	336	28,735
Umpqua Holdings Corp.	2,352	47,675
United Community Banks, Inc.	896	34,917
Unity Bancorp, Inc.	224	6,386
Valley National Bancorp	3,136	39,702
Washington Federal, Inc.	709	25,006
Webster Financial Corp.	1,120	60,861
Western Alliance Bancorp	840	57,574
Wintrust Financial Corp.	616	56,321
Zions Bancorp NA	1,568	81,254
		5,617,419
Beverages — 1.5%
Boston Beer Co., Inc., Class A(1)	4	1,537
Brown-Forman Corp., Class A	224	16,350
Brown-Forman Corp., Class B	1,624	118,584
Coca-Cola Co.	5,320	338,405
Constellation Brands, Inc., Class A	392	100,881
Duckhorn Portfolio, Inc.(1)	59	948
Keurig Dr Pepper, Inc.	1,456	56,304
Molson Coors Beverage Co., Class B	1,232	67,896
Monster Beverage Corp.(1)	843	86,711

PepsiCo, Inc.	2,240	415,542
		1,203,158
Biotechnology — 4.1%
AbbVie, Inc.	3,248	523,513
Agios Pharmaceuticals, Inc.(1)	354	10,670
Alkermes PLC(1)	850	21,063
Alnylam Pharmaceuticals, Inc.(1)	56	12,353
Altimmune, Inc.(1)	340	3,383
Amgen, Inc.	1,120	320,768
AnaptysBio, Inc.(1)	224	6,189
Anika Therapeutics, Inc.(1)	137	4,321
Arcellx, Inc.(1)	94	1,874
Arcus Biosciences, Inc.(1)	224	7,878
Biogen, Inc.(1)	568	173,337
BioMarin Pharmaceutical, Inc.(1)	672	67,859
Bluebird Bio, Inc.(1)	404	3,147
Blueprint Medicines Corp.(1)	231	11,039
Catalyst Pharmaceuticals, Inc.(1)	1,290	21,633
Concert Pharmaceuticals, Inc.(1)	57	275
Crinetics Pharmaceuticals, Inc.(1)	224	4,003
Cytokinetics, Inc.(1)	231	9,817
Deciphera Pharmaceuticals, Inc.(1)	241	3,834
Denali Therapeutics, Inc.(1)	313	9,988
Dynavax Technologies Corp.(1)	1,803	22,375
Editas Medicine, Inc.(1)(2)	452	4,791
Emergent BioSolutions, Inc.(1)	336	4,133
Enanta Pharmaceuticals, Inc.(1)	112	4,904
Entrada Therapeutics, Inc.(1)(2)	246	3,683
EQRx, Inc.(1)	3,152	11,852
Exact Sciences Corp.(1)	224	10,069
Exelixis, Inc.(1)	1,680	28,694
Gilead Sciences, Inc.	6,057	531,986
Halozyme Therapeutics, Inc.(1)	1,176	67,338
HilleVax, Inc.(1)	178	3,560
Ideaya Biosciences, Inc.(1)	233	4,166
Incyte Corp.(1)	784	62,461
Ionis Pharmaceuticals, Inc.(1)	456	18,600
Ironwood Pharmaceuticals, Inc.(1)	1,963	23,772
Kezar Life Sciences, Inc.(1)	448	3,499
Kura Oncology, Inc.(1)	402	6,340
Ligand Pharmaceuticals, Inc.(1)	134	9,769
Madrigal Pharmaceuticals, Inc., ADR(1)	8	561
Mersana Therapeutics, Inc.(1)	506	3,370
Merus NV(1)(2)	8	123
Mirati Therapeutics, Inc.(1)	174	15,900
Moderna, Inc.(1)	1,084	190,686
Myriad Genetics, Inc.(1)	224	4,538
Neurocrine Biosciences, Inc.(1)	336	42,692
Ovid therapeutics, Inc.(1)	290	513
Prometheus Biosciences, Inc.(1)	116	4,769
Prothena Corp. PLC(1)	131	8,189
PTC Therapeutics, Inc.(1)	187	7,759
Regeneron Pharmaceuticals, Inc.(1)	560	420,952
REGENXBIO, Inc.(1)	508	12,141
Relay Therapeutics, Inc.(1)	77	1,431

Rocket Pharmaceuticals, Inc.(1)	280	5,286
Seagen, Inc.(1)	228	27,677
Tango Therapeutics, Inc.(1)	288	2,163
Tyra Biosciences, Inc.(1)	10	70
Ultragenyx Pharmaceutical, Inc.(1)	106	3,848
United Therapeutics Corp.(1)	336	94,043
Vanda Pharmaceuticals, Inc.(1)	504	5,499
Vaxcyte, Inc.(1)	250	11,515
Vertex Pharmaceuticals, Inc.(1)	1,512	478,397
Verve Therapeutics, Inc.(1)	6	139
Xencor, Inc.(1)	343	10,194
		3,391,391
Building Products — 0.8%
A O Smith Corp.	1,064	64,627
Advanced Drainage Systems, Inc.	112	10,893
Allegion PLC	280	31,822
Apogee Enterprises, Inc.	280	13,510
Armstrong World Industries, Inc.	616	47,069
AZEK Co., Inc.(1)	403	7,794
Builders FirstSource, Inc.(1)	1,792	114,562
Carlisle Cos., Inc.	112	29,468
Carrier Global Corp.	1,344	59,566
Fortune Brands Home & Security, Inc.	336	21,954
Gibraltar Industries, Inc.(1)	56	2,834
Griffon Corp.	138	4,873
Insteel Industries, Inc.	280	8,257
Johnson Controls International PLC	504	33,486
Lennox International, Inc.	58	15,105
Masco Corp.	392	19,906
Masonite International Corp.(1)	316	23,785
PGT Innovations, Inc.(1)	520	10,291
Quanex Building Products Corp.	280	6,656
Trane Technologies PLC	280	49,958
Trex Co., Inc.(1)	567	26,020
UFP Industries, Inc.	619	50,671
Zurn Elkay Water Solutions Corp.	896	21,692
		674,799
Capital Markets — 5.1%
Affiliated Managers Group, Inc.	56	8,984
Ameriprise Financial, Inc.	952	316,016
Ares Management Corp., Class A	336	26,339
Artisan Partners Asset Management, Inc., Class A	672	23,312
Bank of New York Mellon Corp.	3,136	143,942
BlackRock, Inc.	224	160,384
Blackstone, Inc.	1,978	181,046
Carlyle Group, Inc.	2,352	73,312
Cboe Global Markets, Inc.	224	28,412
Charles Schwab Corp.	3,584	295,823
CME Group, Inc.	840	148,260
Cohen & Steers, Inc.	336	22,260
Coinbase Global, Inc., Class A(1)	616	28,170
Cowen, Inc., Class A	280	10,825
Diamond Hill Investment Group, Inc.	56	9,966
Donnelley Financial Solutions, Inc.(1)	224	8,552
Evercore, Inc., Class A	392	45,151

FactSet Research Systems, Inc.	168	77,497
Federated Hermes, Inc.	560	21,258
Franklin Resources, Inc.	1,624	43,539
Goldman Sachs Group, Inc.	1,232	475,737
Houlihan Lokey, Inc.	728	71,599
Interactive Brokers Group, Inc., Class A	224	17,987
Intercontinental Exchange, Inc.	448	48,523
Invesco Ltd.	2,688	51,368
Janus Henderson Group PLC	952	24,076
Jefferies Financial Group, Inc.	2,240	85,098
KKR & Co., Inc.	2,072	107,578
Lazard Ltd., Class A	1,064	38,953
LPL Financial Holdings, Inc.	392	92,790
MarketAxess Holdings, Inc.	168	45,011
Moelis & Co., Class A	672	29,044
Moody's Corp.	280	83,516
Morgan Stanley	4,200	390,894
Morningstar, Inc.	56	13,727
MSCI, Inc.	56	28,438
Nasdaq, Inc.	168	11,501
Northern Trust Corp.	1,176	109,497
Open Lending Corp., Class A(1)	784	5,543
Piper Sandler Cos.	280	40,225
Raymond James Financial, Inc.	1,400	163,660
S&P Global, Inc.	504	177,811
SEI Investments Co.	1,176	73,241
State Street Corp.	1,456	116,000
StepStone Group, Inc., Class A	392	11,752
Stifel Financial Corp.	1,120	71,960
T. Rowe Price Group, Inc.	784	97,929
Tradeweb Markets, Inc., Class A	224	13,767
Victory Capital Holdings, Inc., Class A	336	9,744
Virtu Financial, Inc., Class A	1,680	37,262
		4,217,279
Chemicals — 0.8%
AdvanSix, Inc.	448	18,440
Albemarle Corp.	504	140,107
Avient Corp.	523	18,101
Axalta Coating Systems Ltd.(1)	896	24,049
Balchem Corp.	4	563
Chase Corp.	25	2,375
DuPont de Nemours, Inc.	1,176	82,920
Element Solutions, Inc.	280	5,477
Huntsman Corp.	2,016	56,004
Ingevity Corp.(1)	455	35,613
Innospec, Inc.	168	18,629
International Flavors & Fragrances, Inc.	448	47,407
Kronos Worldwide, Inc.	392	3,610
Livent Corp.(1)	578	16,178
Minerals Technologies, Inc.	224	13,505
PPG Industries, Inc.	336	45,434
PureCycle Technologies, Inc.(1)	345	2,394
Sherwin-Williams Co.	504	125,587
Stepan Co.	175	19,525

Trinseo PLC	672	16,565
		692,483
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	507	2,824
Brady Corp., Class A	224	10,730
Brink's Co.	280	16,730
Cintas Corp.	224	103,439
Civeo Corp.(1)	280	8,201
Clean Harbors, Inc.(1)	336	40,320
Copart, Inc.(1)	1,232	82,002
Deluxe Corp.	224	4,332
Ennis, Inc.	336	7,805
Healthcare Services Group, Inc.	336	4,687
HNI Corp.	336	9,744
IAA, Inc.(1)	392	14,649
Interface, Inc.	646	6,996
KAR Auction Services, Inc.(1)	683	9,384
Li-Cycle Holdings Corp.(1)(2)	569	3,624
MSA Safety, Inc.	56	7,897
Pitney Bowes, Inc.	229	875
Rollins, Inc.	504	20,382
SP Plus Corp.(1)	113	3,943
Steelcase, Inc., Class A	504	3,997
Tetra Tech, Inc.	112	17,314
UniFirst Corp.	66	12,788
Viad Corp.(1)	7	207
		392,870
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.	336	6,811
Arista Networks, Inc.(1)	728	101,410
Ciena Corp.(1)	896	40,284
Cisco Systems, Inc.	3,808	189,334
CommScope Holding Co., Inc.(1)	529	4,698
Extreme Networks, Inc.(1)	1,008	21,138
F5, Inc.(1)	112	17,316
Juniper Networks, Inc.	672	22,337
Lumentum Holdings, Inc.(1)	448	24,613
Motorola Solutions, Inc.	168	45,730
NETGEAR, Inc.(1)	170	3,354
NetScout Systems, Inc.(1)	280	10,438
ViaSat, Inc.(1)	786	26,795
Viavi Solutions, Inc.(1)	1,206	13,664
		527,922
Construction and Engineering — 0.1%
AECOM	112	9,520
API Group Corp.(1)	616	11,839
NV5 Global, Inc.(1)	58	8,382
WillScot Mobile Mini Holdings Corp.(1)	1,176	56,695
		86,436
Construction Materials — 0.1%
Vulcan Materials Co.	394	72,232
Consumer Finance — 1.5%
Ally Financial, Inc.	3,528	95,291
American Express Co.	1,064	167,676
Bread Financial Holdings, Inc.	728	29,870

Capital One Financial Corp.	2,352	242,821
Credit Acceptance Corp.(1)(2)	56	26,542
Discover Financial Services	2,296	248,795
Encore Capital Group, Inc.(1)	448	22,579
Enova International, Inc.(1)	224	9,036
Green Dot Corp., Class A(1)	448	9,130
LendingClub Corp.(1)	392	4,042
Navient Corp.	1,344	22,270
Nelnet, Inc., Class A	112	11,036
OneMain Holdings, Inc.	1,512	59,512
PRA Group, Inc.(1)	224	7,701
PROG Holdings, Inc.(1)	504	9,924
Regional Management Corp.	168	4,946
SLM Corp.	3,864	67,465
SoFi Technologies, Inc.(1)	2,520	12,172
Synchrony Financial	4,928	185,194
World Acceptance Corp.(1)	56	3,971
		1,239,973
Containers and Packaging — 0.8%
AptarGroup, Inc.	336	35,663
Ardagh Metal Packaging SA(2)	728	3,254
Avery Dennison Corp.	224	43,306
Ball Corp.	896	50,248
Berry Global Group, Inc.	224	13,126
Crown Holdings, Inc.	397	32,637
Graphic Packaging Holding Co.	840	19,303
Greif, Inc., Class A	309	21,726
Greif, Inc., Class B	56	4,208
International Paper Co.	2,428	90,127
Myers Industries, Inc.	345	8,052
Packaging Corp. of America	1,011	137,385
Sealed Air Corp.	784	41,732
Silgan Holdings, Inc.	224	11,850
Sonoco Products Co.	1,120	68,735
TriMas Corp.	295	8,068
WestRock Co.	2,016	76,447
		665,867
Distributors — 0.3%
Funko, Inc., Class A(1)	127	1,206
Genuine Parts Co.	840	153,997
LKQ Corp.	1,008	54,765
Pool Corp.	112	36,894
		246,862
Diversified Consumer Services — 0.3%
ADT, Inc.	616	5,753
Adtalem Global Education, Inc.(1)	280	11,648
Bright Horizons Family Solutions, Inc.(1)	56	4,155
frontdoor, Inc.(1)	336	7,852
Graham Holdings Co., Class B	56	36,046
Grand Canyon Education, Inc.(1)	448	50,655
H&R Block, Inc.	336	14,687
Laureate Education, Inc., Class A	560	5,869
OneSpaWorld Holdings Ltd.(1)	616	6,141
Perdoceo Education Corp.(1)	1,008	14,465
Service Corp. International	784	56,017

Strategic Education, Inc.	112	9,162
Stride, Inc.(1)	336	11,898
Udemy, Inc.(1)	248	3,519
Universal Technical Institute, Inc.(1)	728	5,271
		243,138
Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	1,597	110,816
Cannae Holdings, Inc.(1)	504	11,677
Equitable Holdings, Inc.	4,928	156,415
Voya Financial, Inc.	1,344	88,677
		367,585
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	9,912	191,103
Cogent Communications Holdings, Inc.	112	6,501
Consolidated Communications Holdings, Inc.(1)	60	277
EchoStar Corp., Class A(1)	392	6,821
Frontier Communications Parent, Inc.(1)	896	23,090
Iridium Communications, Inc.(1)	1,178	62,552
Lumen Technologies, Inc.	2,642	14,452
Radius Global Infrastructure, Inc., Class A(1)	392	4,963
Verizon Communications, Inc.	12,489	486,821
		796,580
Electric Utilities — 0.4%
Edison International	1,862	124,121
Exelon Corp.	4,760	196,921
Genie Energy Ltd., Class B	280	2,792
		323,834
Electrical Equipment — 0.6%
Acuity Brands, Inc.	168	31,633
AMETEK, Inc.	392	55,829
Array Technologies, Inc.(1)	360	7,538
Atkore, Inc.(1)	728	88,925
AZZ, Inc.	168	6,994
Bloom Energy Corp., Class A(1)	409	8,708
ChargePoint Holdings, Inc.(1)(2)	392	4,869
Eaton Corp. PLC	392	64,072
Encore Wire Corp.	287	41,933
EnerSys	168	12,697
FREYR Battery SA(1)(2)	672	9,173
FuelCell Energy, Inc.(1)(2)	1,686	5,833
Generac Holdings, Inc.(1)	56	5,909
GrafTech International Ltd.	1,344	7,258
Hubbell, Inc.	168	42,682
nVent Electric PLC	448	17,924
Plug Power, Inc.(1)(2)	1,232	19,663
Regal Rexnord Corp.	224	29,369
Rockwell Automation, Inc.	112	29,593
Sensata Technologies Holding PLC	168	7,577
Sunrun, Inc.(1)	392	12,771
Thermon Group Holdings, Inc.(1)	336	6,824
Vertiv Holdings Co.	75	1,039
		518,813
Electronic Equipment, Instruments and Components — 1.6%
Advanced Energy Industries, Inc.	336	31,127
Amphenol Corp., Class A	672	54,049

Arrow Electronics, Inc.(1)	336	36,537
Avnet, Inc.	784	35,413
Badger Meter, Inc.	112	12,972
Belden, Inc.	112	9,009
Benchmark Electronics, Inc.	224	6,467
CDW Corp.	392	73,947
Cognex Corp.	280	13,938
Coherent Corp.(1)	737	27,026
Corning, Inc.	5,824	198,773
CTS Corp.	280	11,900
ePlus, Inc.(1)	122	6,059
Fabrinet(1)	224	29,884
Flex Ltd.(1)	4,816	105,856
Insight Enterprises, Inc.(1)	168	17,457
IPG Photonics Corp.(1)	168	15,293
Jabil, Inc.	1,624	117,237
Keysight Technologies, Inc.(1)	672	121,558
Kimball Electronics, Inc.(1)	170	3,925
Knowles Corp.(1)	504	7,862
Littelfuse, Inc.	112	27,608
Methode Electronics, Inc.	224	10,232
Napco Security Technologies, Inc.(1)	88	2,321
National Instruments Corp.	336	13,783
Novanta, Inc.(1)	56	8,834
OSI Systems, Inc.(1)	112	9,910
PC Connection, Inc.(1)	112	6,222
Plexus Corp.(1)	124	13,667
Sanmina Corp.(1)	794	52,475
ScanSource, Inc.(1)	224	6,689
TD SYNNEX Corp.	112	11,458
TE Connectivity Ltd.	896	113,003
Trimble, Inc.(1)	168	10,038
TTM Technologies, Inc.(1)	845	13,579
Vishay Intertechnology, Inc.	1,880	43,315
Vishay Precision Group, Inc.(1)	64	2,596
Vontier Corp.	448	8,794
Zebra Technologies Corp., Class A(1)	56	15,136
		1,305,949
Energy Equipment and Services†
National Energy Services Reunited Corp.(1)	736	4,703
Newpark Resources, Inc.(1)	1,232	4,940
Oil States International, Inc.(1)	784	5,292
SEACOR Marine Holdings, Inc.(1)	6	49
		14,984
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(1)(2)	794	5,741
Electronic Arts, Inc.	560	73,237
IMAX Corp.(1)	336	5,675
Live Nation Entertainment, Inc.(1)	280	20,373
Madison Square Garden Entertainment Corp.(1)	168	8,084
Marcus Corp.(2)	336	5,457
Netflix, Inc.(1)	392	119,768
Playstudios, Inc.(1)	1,400	5,852
Playtika Holding Corp.(1)	54	510
Roku, Inc.(1)	112	6,649

Take-Two Interactive Software, Inc.(1)	1,008	106,535
Walt Disney Co.(1)	1,402	137,214
Warner Bros Discovery, Inc.(1)	2,912	33,197
World Wrestling Entertainment, Inc., Class A	623	49,765
		578,057
Food and Staples Retailing — 1.9%
Albertsons Cos., Inc., Class A	1,244	26,062
Andersons, Inc.	280	10,780
BJ's Wholesale Club Holdings, Inc.(1)	840	63,201
Costco Wholesale Corp.	962	518,758
PriceSmart, Inc.	115	8,170
SpartanNash Co.	566	18,593
Sprouts Farmers Market, Inc.(1)	1,848	63,442
Sysco Corp.	1,570	135,821
United Natural Foods, Inc.(1)	896	42,721
US Foods Holding Corp.(1)	172	6,292
Walgreens Boots Alliance, Inc.	1,628	67,562
Walmart, Inc.	3,752	571,880
		1,533,282
Food Products — 0.9%
Alico, Inc.	57	1,763
Campbell Soup Co.	448	24,044
Darling Ingredients, Inc.(1)	1,344	96,539
General Mills, Inc.	896	76,429
Hershey Co.	504	118,526
Hormel Foods Corp.	616	28,952
J M Smucker Co.	504	77,621
Kellogg Co.	504	36,767
Lamb Weston Holdings, Inc.	952	82,729
Lancaster Colony Corp.	112	23,200
McCormick & Co., Inc.	224	19,080
Mondelez International, Inc., Class A	2,072	140,088
		725,738
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	2,800	301,224
ABIOMED, Inc.(1)	112	42,312
Align Technology, Inc.(1)	112	22,026
Avanos Medical, Inc.(1)	224	6,026
Baxter International, Inc.	672	37,988
Becton Dickinson and Co.	280	69,815
Boston Scientific Corp.(1)	2,240	101,405
Cooper Cos., Inc.	112	35,431
Cue Health, Inc.(1)	563	1,802
DENTSPLY SIRONA, Inc.	504	15,251
DexCom, Inc.(1)	395	45,931
Edwards Lifesciences Corp.(1)	1,349	104,210
Embecta Corp.	115	3,786
Glaukos Corp.(1)	224	10,432
Globus Medical, Inc., Class A(1)	280	20,689
Haemonetics Corp.(1)	241	20,560
Hologic, Inc.(1)	2,241	170,675
IDEXX Laboratories, Inc.(1)	168	71,546
Inogen, Inc.(1)	124	2,768
Insulet Corp.(1)	56	16,765
Integer Holdings Corp.(1)	119	8,844

Intuitive Surgical, Inc.(1)	336	90,851
Medtronic PLC	1,680	132,787
Meridian Bioscience, Inc.(1)	448	14,336
Merit Medical Systems, Inc.(1)	297	21,384
Neogen Corp.(1)	336	5,564
OmniAb, Inc.(1)	661	2,340
OmniAb, Inc.(1)	48	120
OmniAb, Inc.(1)	48	117
Penumbra, Inc.(1)	56	11,733
PROCEPT BioRobotics Corp.(1)	139	5,963
QuidelOrtho Corp.(1)	395	34,606
ResMed, Inc.	168	38,674
STERIS PLC	175	32,504
Stryker Corp.	336	78,587
Teleflex, Inc.	112	26,221
UFP Technologies, Inc.(1)	42	5,042
Utah Medical Products, Inc.	9	801
Zimmer Biomet Holdings, Inc.	560	67,256
Zimvie, Inc.(1)	225	2,011
		1,680,383
Health Care Providers and Services — 3.2%
23andMe Holding Co., Class A(1)	1,972	6,015
Acadia Healthcare Co., Inc.(1)	282	25,115
Accolade, Inc.(1)	187	1,651
agilon health, Inc.(1)	561	9,851
AmerisourceBergen Corp.	616	105,145
AMN Healthcare Services, Inc.(1)	505	62,469
Apollo Medical Holdings, Inc.(1)	8	228
Cardinal Health, Inc.	1,288	103,259
Castle Biosciences, Inc.(1)	66	1,557
Centene Corp.(1)	2,464	214,491
Chemed Corp.	56	29,120
Cigna Corp.	336	110,507
CorVel Corp.(1)	56	8,566
Cross Country Healthcare, Inc.(1)	130	4,651
CVS Health Corp.	1,288	131,222
DaVita, Inc.(1)	168	12,387
Elevance Health, Inc.	672	358,122
Encompass Health Corp.	112	6,550
Ensign Group, Inc.	560	53,200
Fulgent Genetics, Inc.(1)	177	6,420
Guardant Health, Inc.(1)	112	5,862
HCA Healthcare, Inc.	224	53,809
HealthEquity, Inc.(1)	280	17,774
Henry Schein, Inc.(1)	340	27,513
Hims & Hers Health, Inc.(1)	565	3,497
Humana, Inc.	298	163,870
Laboratory Corp. of America Holdings	504	121,313
McKesson Corp.	224	85,496
ModivCare, Inc.(1)	56	4,312
Molina Healthcare, Inc.(1)	672	226,310
National Research Corp.	168	6,508
Oak Street Health, Inc.(1)	239	5,167
OPKO Health, Inc.(1)	2,145	3,218
Owens & Minor, Inc.	784	16,158

Patterson Cos., Inc.	516	14,675
Premier, Inc., Class A	840	28,014
Privia Health Group, Inc.(1)	135	3,231
Quest Diagnostics, Inc.	168	25,507
R1 RCM, Inc.(1)	677	6,127
UnitedHealth Group, Inc.	958	524,754
		2,593,641
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	1,905	36,081
American Well Corp., Class A(1)	1,517	5,537
Doximity, Inc., Class A(1)(2)	13	442
Evolent Health, Inc., Class A(1)	280	8,061
NextGen Healthcare, Inc.(1)	392	8,154
Phreesia, Inc.(1)	132	3,672
Teladoc Health, Inc.(1)	168	4,790
Veeva Systems, Inc., Class A(1)	168	31,980
		98,717
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	336	34,319
Aramark	224	9,318
BJ's Restaurants, Inc.(1)	224	7,186
Bloomin' Brands, Inc.	616	13,872
Booking Holdings, Inc.(1)	168	349,348
Cheesecake Factory, Inc.(2)	672	23,547
Chipotle Mexican Grill, Inc.(1)	129	209,878
Choice Hotels International, Inc.	336	41,402
Chuy's Holdings, Inc.(1)	224	7,098
Cracker Barrel Old Country Store, Inc.	336	38,573
Darden Restaurants, Inc.	877	128,910
Dave & Buster's Entertainment, Inc.(1)	224	8,884
Expedia Group, Inc.(1)	448	47,864
Hilton Grand Vacations, Inc.(1)	224	9,860
Hilton Worldwide Holdings, Inc.	392	55,907
Hyatt Hotels Corp., Class A(1)	616	61,797
Jack in the Box, Inc.	112	8,098
Marriott International, Inc., Class A	224	37,038
Marriott Vacations Worldwide Corp.	56	8,343
McDonald's Corp.	728	198,591
Ruth's Hospitality Group, Inc.	560	9,806
SeaWorld Entertainment, Inc.(1)	112	6,391
Six Flags Entertainment Corp.(1)	168	4,047
Starbucks Corp.	784	80,125
Texas Roadhouse, Inc.	840	83,429
Travel + Leisure Co.	168	6,530
Vail Resorts, Inc.	56	14,422
Wendy's Co.	784	17,687
Wingstop, Inc.	58	9,600
Wyndham Hotels & Resorts, Inc.	280	20,530
Yum! Brands, Inc.	392	50,435
		1,602,835
Household Durables — 1.1%
Beazer Homes USA, Inc.(1)	392	5,351
Cavco Industries, Inc.(1)	56	12,859
Century Communities, Inc.	168	8,091
D.R. Horton, Inc.	1,120	96,320

Ethan Allen Interiors, Inc.	336	9,559
Garmin Ltd.	392	36,452
GoPro, Inc., Class A(1)	1,512	8,286
Green Brick Partners, Inc.(1)	280	6,770
Hovnanian Enterprises, Inc., Class A(1)	112	5,377
Installed Building Products, Inc.	56	4,756
iRobot Corp.(1)	112	5,834
KB Home	560	17,578
La-Z-Boy, Inc.	336	9,149
Leggett & Platt, Inc.	402	14,315
Lennar Corp., B Shares	48	3,485
Lennar Corp., Class A	938	82,385
LGI Homes, Inc.(1)	56	5,563
M/I Homes, Inc.(1)	168	7,590
MDC Holdings, Inc.	280	9,080
Meritage Homes Corp.(1)	168	14,517
Mohawk Industries, Inc.(1)	224	22,698
Newell Brands, Inc.	1,456	18,884
NVR, Inc.(1)	18	83,502
PulteGroup, Inc.	2,352	105,323
Skyline Champion Corp.(1)	616	32,026
Sonos, Inc.(1)	616	10,799
Taylor Morrison Home Corp.(1)	1,624	49,353
Tempur Sealy International, Inc.	728	23,129
Toll Brothers, Inc.	784	37,562
TopBuild Corp.(1)	56	8,629
Tri Pointe Homes, Inc.(1)	1,400	25,816
Whirlpool Corp.	616	90,263
		871,301
Household Products — 1.2%
Church & Dwight Co., Inc.	784	64,186
Clorox Co.	505	75,068
Colgate-Palmolive Co.	2,576	199,589
Energizer Holdings, Inc.	224	7,636
Kimberly-Clark Corp.	1,288	174,692
Procter & Gamble Co.	2,744	409,295
Spectrum Brands Holdings, Inc.	560	29,831
		960,297
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	616	20,088
Montauk Renewables, Inc.(1)(2)	339	4,091
Ormat Technologies, Inc.(2)	340	30,746
Sunnova Energy International, Inc.(1)(2)	672	15,342
		70,267
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	504	110,653
Roper Technologies, Inc.	61	26,772
		137,425
Insurance — 5.6%
Aflac, Inc.	3,304	237,657
Allstate Corp.	1,195	160,011
American Financial Group, Inc.	672	95,572
American International Group, Inc.	3,584	226,186
AMERISAFE, Inc.	168	9,974
Aon PLC, Class A	560	172,637

Arch Capital Group Ltd.(1)	2,744	164,393
Argo Group International Holdings Ltd.	224	6,088
Arthur J Gallagher & Co.	728	144,952
Assurant, Inc.	336	43,082
Assured Guaranty Ltd.	560	37,279
Axis Capital Holdings Ltd.	1,176	67,691
Brighthouse Financial, Inc.(1)	840	46,822
Brown & Brown, Inc.	224	13,348
Chubb Ltd.	1,176	258,238
Cincinnati Financial Corp.	784	86,993
CNA Financial Corp.	168	7,153
CNO Financial Group, Inc.	1,120	26,298
Employers Holdings, Inc.	224	10,409
Erie Indemnity Co., Class A	168	47,442
Everest Re Group Ltd.	336	113,548
Fidelity National Financial, Inc.	2,744	110,748
First American Financial Corp.	1,008	55,087
Genworth Financial, Inc., Class A(1)	4,648	23,379
Globe Life, Inc.	840	100,766
Hanover Insurance Group, Inc.	336	49,493
Hartford Financial Services Group, Inc.	2,744	209,559
Hippo Holdings, Inc.(1)	114	1,702
Horace Mann Educators Corp.	392	15,127
Kemper Corp.	224	12,750
Kinsale Capital Group, Inc.	168	51,779
Lincoln National Corp.	952	37,071
Markel Corp.(1)	56	74,191
Marsh & McLennan Cos., Inc.	616	106,679
Mercury General Corp.	224	8,127
MetLife, Inc.	2,912	223,350
Old Republic International Corp.	2,856	69,972
Oscar Health, Inc., Class A(1)	728	2,097
Primerica, Inc.	504	75,111
Principal Financial Group, Inc.	2,016	180,795
Progressive Corp.	1,736	229,412
Prudential Financial, Inc.	1,568	169,391
Reinsurance Group of America, Inc.	672	97,037
RenaissanceRe Holdings Ltd.	336	63,474
RLI Corp.	224	29,136
Selective Insurance Group, Inc.	560	53,827
Travelers Cos., Inc.	1,568	297,622
Unum Group	1,680	70,862
White Mountains Insurance Group Ltd.	56	76,096
Willis Towers Watson PLC	224	55,140
WR Berkley Corp.	1,400	106,792
		4,632,345
Interactive Media and Services — 3.0%
Alphabet, Inc., Class A(1)	10,080	1,017,979
Alphabet, Inc., Class C(1)	8,960	908,992
Cars.com, Inc.(1)	1,176	17,381
IAC, Inc.(1)	248	12,869
Match Group, Inc.(1)	224	11,325
Meta Platforms, Inc., Class A(1)	3,536	417,602
Pinterest, Inc., Class A(1)	840	21,353
Shutterstock, Inc.	224	12,056

Snap, Inc., Class A(1)	504	5,196
TripAdvisor, Inc.(1)	139	2,834
Yelp, Inc.(1)	350	10,832
Ziff Davis, Inc.(1)	168	15,500
ZipRecruiter, Inc., Class A(1)	287	4,753
ZoomInfo Technologies, Inc.(1)	224	6,406
		2,465,078
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	11,200	1,081,248
Chewy, Inc., Class A(1)(2)	336	14,492
DoorDash, Inc., Class A(1)	224	13,048
eBay, Inc.	2,436	110,692
Etsy, Inc.(1)	280	36,985
Liquidity Services, Inc.(1)	392	6,542
PetMed Express, Inc.(2)	224	4,435
Quotient Technology, Inc.(1)	189	558
Revolve Group, Inc.(1)	3	79
Wayfair, Inc., Class A(1)(2)	56	2,052
		1,270,131
IT Services — 4.5%
Accenture PLC, Class A	1,120	337,042
Akamai Technologies, Inc.(1)	840	79,682
Amdocs Ltd.	560	49,762
Automatic Data Processing, Inc.	1,624	428,963
AvidXchange Holdings, Inc.(1)	336	2,896
Broadridge Financial Solutions, Inc., ADR	280	41,751
Cass Information Systems, Inc.	168	7,305
Cloudflare, Inc., Class A(1)	112	5,504
Cognizant Technology Solutions Corp., Class A	1,736	107,997
Concentrix Corp.	168	20,560
CSG Systems International, Inc.	392	24,241
DigitalOcean Holdings, Inc.(1)	125	3,729
DXC Technology Co.(1)	3,080	91,384
EPAM Systems, Inc.(1)	81	29,855
Euronet Worldwide, Inc.(1)	224	20,821
EVERTEC, Inc.	506	17,088
ExlService Holdings, Inc.(1)	112	20,966
Fidelity National Information Services, Inc.	392	28,451
Fiserv, Inc.(1)	401	41,848
FleetCor Technologies, Inc.(1)	224	43,949
Gartner, Inc.(1)	280	98,104
Genpact Ltd.	392	18,075
Global Payments, Inc.	225	23,350
Globant SA(1)	69	12,929
GoDaddy, Inc., Class A(1)	784	62,038
Hackett Group, Inc.	280	6,468
International Business Machines Corp.	1,120	166,768
Jack Henry & Associates, Inc.	504	95,432
Kyndryl Holdings, Inc.(1)	2,688	31,476
Marqeta, Inc., Class A(1)	189	1,264
Mastercard, Inc., Class A	1,456	518,918
MAXIMUS, Inc.	112	7,874
MongoDB, Inc.(1)	56	8,551
Okta, Inc.(1)	56	2,986
Paychex, Inc.	1,456	180,588

PayPal Holdings, Inc.(1)	1,232	96,601
Remitly Global, Inc.(1)	736	7,699
Sabre Corp.(1)	616	3,764
Shift4 Payments, Inc., Class A(1)	124	5,746
Snowflake, Inc., Class A(1)	280	40,012
Squarespace, Inc., Class A(1)	39	799
SS&C Technologies Holdings, Inc.	224	12,042
Switch, Inc., Class A	560	19,180
TTEC Holdings, Inc.	112	5,370
Twilio, Inc., Class A(1)	168	8,235
Varonis Systems, Inc.(1)	162	3,441
VeriSign, Inc.(1)	168	33,568
Visa, Inc., Class A	3,528	765,576
Western Union Co.	2,184	32,017
WEX, Inc.(1)	112	18,944
		3,691,609
Leisure Products — 0.2%
Acushnet Holdings Corp.	280	12,726
Brunswick Corp.	896	66,483
Hasbro, Inc.	112	7,036
Hayward Holdings, Inc.(1)	336	3,209
Malibu Boats, Inc., Class A(1)	280	16,159
MasterCraft Boat Holdings, Inc.(1)	280	7,202
Mattel, Inc.(1)	1,008	18,376
Polaris, Inc.	448	51,099
Topgolf Callaway Brands Corp.(1)	392	8,212
YETI Holdings, Inc.(1)	280	12,569
		203,071
Life Sciences Tools and Services — 1.2%
10X Genomics, Inc., Class A(1)	2	77
Adaptive Biotechnologies Corp.(1)	300	2,634
Agilent Technologies, Inc.	449	69,586
Avantor, Inc.(1)	734	16,354
Azenta, Inc.	392	23,602
Bio-Rad Laboratories, Inc., Class A(1)	56	23,224
Bio-Techne Corp.	252	21,417
Bruker Corp.	392	26,425
Charles River Laboratories International, Inc.(1)	62	14,171
Danaher Corp.	565	154,477
Illumina, Inc.(1)	178	38,818
IQVIA Holdings, Inc.(1)	287	62,572
Maravai LifeSciences Holdings, Inc., Class A(1)	336	5,000
Medpace Holdings, Inc.(1)	112	23,508
Mettler-Toledo International, Inc.(1)	112	164,591
NeoGenomics, Inc.(1)	352	3,946
PerkinElmer, Inc.	112	15,650
Quantum-Si, Inc.(1)	455	1,083
Repligen Corp.(1)	56	10,015
SomaLogic, Inc.(1)	504	1,411
Syneos Health, Inc.(1)	112	3,951
Thermo Fisher Scientific, Inc.	336	188,234
Waters Corp.(1)	224	77,638
West Pharmaceutical Services, Inc.	229	53,737
		1,002,121

Machinery — 2.4%
AGCO Corp.	392	52,026
Alamo Group, Inc.	56	8,428
Allison Transmission Holdings, Inc.	448	20,070
Barnes Group, Inc.	280	11,925
Cummins, Inc.	916	230,063
Deere & Co.	1,127	497,007
Dover Corp.	168	23,848
Evoqua Water Technologies Corp.(1)	784	34,096
Franklin Electric Co., Inc.	168	13,994
Gates Industrial Corp. PLC(1)	392	4,555
Graco, Inc.	114	7,977
Helios Technologies, Inc.	112	5,907
Hyliion Holdings Corp.(1)(2)	617	1,863
IDEX Corp.	112	26,599
Illinois Tool Works, Inc.	672	152,860
Ingersoll Rand, Inc.	1,008	54,402
ITT, Inc.	448	37,865
John Bean Technologies Corp.	56	5,144
Kennametal, Inc.	625	16,512
Lincoln Electric Holdings, Inc.	560	82,813
Lindsay Corp.	46	8,119
Middleby Corp.(1)	56	8,075
Nordson Corp.	112	26,487
Oshkosh Corp.	784	72,183
Otis Worldwide Corp.	448	34,984
PACCAR, Inc.	1,470	155,688
Parker-Hannifin Corp.	112	33,481
Pentair PLC	168	7,689
Proterra, Inc.(1)(2)	1,064	5,895
Shyft Group, Inc.	336	8,242
Snap-on, Inc.	392	94,315
SPX Technologies, Inc.(1)	195	13,046
Stanley Black & Decker, Inc.	168	13,729
Tennant Co.	168	10,673
Timken Co.	448	34,039
Titan International, Inc.(1)	677	9,701
Toro Co.	504	55,939
Watts Water Technologies, Inc., Class A	112	17,746
Westinghouse Air Brake Technologies Corp.	392	39,627
Xylem, Inc.	112	12,583
		1,950,195
Marine — 0.1%
Costamare, Inc.	504	4,859
Matson, Inc.	565	36,024
Safe Bulkers, Inc.	1,232	3,511
		44,394
Media — 0.9%
Altice USA, Inc., Class A(1)	255	1,163
AMC Networks, Inc., Class A(1)	182	3,633
Charter Communications, Inc., Class A(1)	112	43,824
Comcast Corp., Class A	5,936	217,495
Cumulus Media, Inc., Class A(1)	174	1,274
Daily Journal Corp.(1)	1	275
DISH Network Corp., Class A(1)	1,578	25,327

Entravision Communications Corp., Class A	952	5,293
Fox Corp., Class A	2,270	73,662
Fox Corp., Class B	968	29,543
Interpublic Group of Cos., Inc.	1,344	46,180
John Wiley & Sons, Inc., Class A	112	5,310
Liberty Broadband Corp., Class A(1)	56	5,051
Liberty Broadband Corp., Class C(1)	280	25,441
New York Times Co., Class A	672	24,629
News Corp., Class A	1,736	33,244
News Corp., Class B	504	9,803
Nexstar Media Group, Inc., Class A	112	21,231
Omnicom Group, Inc.	616	49,132
Paramount Global, Class B	2,632	52,851
PubMatic, Inc., Class A(1)	336	5,265
Scholastic Corp.	426	17,517
Sinclair Broadcast Group, Inc., Class A	224	4,157
Sirius XM Holdings, Inc.(2)	1,064	6,905
TechTarget, Inc.(1)	112	5,114
Thryv Holdings, Inc.(1)	224	4,296
WideOpenWest, Inc.(1)	954	9,903
		727,518
Metals and Mining — 0.5%
Arconic Corp.(1)	796	18,969
Commercial Metals Co.	1,400	68,908
Gold Resource Corp.	2,520	4,108
Newmont Corp.	3,136	148,866
Reliance Steel & Aluminum Co.	362	76,487
Royal Gold, Inc.	392	44,033
Schnitzer Steel Industries, Inc., Class A	343	11,775
		373,146
Multiline Retail — 1.1%
Big Lots, Inc.(2)	336	6,552
Dillard's, Inc., Class A(2)	56	20,143
Dollar General Corp.	728	186,135
Dollar Tree, Inc.(1)	1,303	195,828
Kohl's Corp.	1,904	61,080
Macy's, Inc.	4,312	101,332
Nordstrom, Inc.(2)	1,008	21,138
Ollie's Bargain Outlet Holdings, Inc.(1)	168	10,231
Target Corp.	1,624	271,322
		873,761
Oil, Gas and Consumable Fuels — 0.2%
Archaea Energy, Inc.(1)	70	1,816
Battalion Oil Corp.(1)	72	815
Epsilon Energy Ltd.	285	2,098
Evolution Petroleum Corp.	784	5,668
Excelerate Energy, Inc., Class A(2)	12	340
HighPeak Energy, Inc.(2)	117	2,806
NACCO Industries, Inc., Class A	58	2,625
Ring Energy, Inc.(1)	1,568	4,234
Sitio Royalties Corp.(2)	131	4,132
Teekay Tankers Ltd., Class A(1)	225	7,591
Texas Pacific Land Corp.	59	152,960
VAALCO Energy, Inc.	1,176	6,092

Viper Energy Partners LP(1)	448	14,797
		205,974
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	224	8,743
Glatfelter Corp.	448	1,554
Louisiana-Pacific Corp.	1,124	71,711
Mercer International, Inc.	672	9,274
		91,282
Personal Products — 0.2%
Edgewell Personal Care Co.	168	7,259
Estee Lauder Cos., Inc., Class A	616	145,247
Herbalife Nutrition Ltd.(1)	183	3,206
Nu Skin Enterprises, Inc., Class A	342	14,265
		169,977
Pharmaceuticals — 4.8%
Arvinas, Inc.(1)	506	20,766
Assertio Holdings, Inc.(1)(2)	954	2,957
Bristol-Myers Squibb Co.	8,402	674,513
Catalent, Inc.(1)	224	11,229
CinCor Pharma, Inc.(1)	170	2,006
DICE Therapeutics, Inc.(1)	303	10,547
Edgewise Therapeutics, Inc.(1)	184	1,647
Elanco Animal Health, Inc.(1)	952	12,252
Harrow Health, Inc.(1)	284	3,167
Jazz Pharmaceuticals PLC(1)	224	35,148
Johnson & Johnson	5,824	1,036,672
Merck & Co., Inc.	7,896	869,508
Organon & Co.	452	11,761
Pfizer, Inc.	17,367	870,608
Pliant Therapeutics, Inc.(1)	227	4,172
ProPhase Labs, Inc.(2)	169	1,753
Royalty Pharma PLC, Class A	1,120	49,246
Ventyx Biosciences, Inc.(1)	171	4,957
Viatris, Inc.	12,768	140,831
Zoetis, Inc.	1,064	164,005
		3,927,745
Professional Services — 0.8%
ASGN, Inc.(1)	112	10,147
Barrett Business Services, Inc.	9	885
Booz Allen Hamilton Holding Corp.	392	41,709
CACI International, Inc., Class A(1)	3	937
CBIZ, Inc.(1)	604	29,989
Clarivate PLC(1)	728	7,127
CoStar Group, Inc.(1)	504	40,844
CRA International, Inc.	112	13,805
Dun & Bradstreet Holdings, Inc.	392	5,276
Equifax, Inc.	168	33,158
Exponent, Inc.	135	13,960
Franklin Covey Co.(1)	168	8,729
FTI Consulting, Inc.(1)	56	9,678
Heidrick & Struggles International, Inc.	336	9,979
Insperity, Inc.	420	49,791
Jacobs Solutions, Inc.	112	14,172
KBR, Inc.	225	11,626
Kelly Services, Inc., Class A	336	5,709

Kforce, Inc.	336	19,848
Korn Ferry	514	29,313
Leidos Holdings, Inc.	112	12,245
ManpowerGroup, Inc.	448	39,209
Planet Labs PBC(1)	1,802	9,749
RCM Technologies, Inc.(1)	11	168
Resources Connection, Inc.	169	3,262
Robert Half International, Inc.	1,288	101,469
Science Applications International Corp.	112	12,332
TransUnion	224	14,130
TriNet Group, Inc.(1)	448	32,467
TrueBlue, Inc.(1)	504	10,876
Verisk Analytics, Inc.	280	51,439
		644,028
Real Estate Management and Development — 0.3%
Anywhere Real Estate, Inc.(1)	392	2,960
CBRE Group, Inc., Class A(1)	1,008	80,237
Cushman & Wakefield PLC(1)	728	8,314
Forestar Group, Inc.(1)	336	4,983
FRP Holdings, Inc.(1)	33	2,010
Howard Hughes Corp.(1)	280	20,871
Jones Lang LaSalle, Inc.(1)	336	56,505
Kennedy-Wilson Holdings, Inc.	1,240	21,105
Marcus & Millichap, Inc.	448	16,683
Opendoor Technologies, Inc.(1)	1,349	2,496
RE/MAX Holdings, Inc., Class A	280	5,824
RMR Group, Inc., Class A	121	3,498
Tejon Ranch Co.(1)	169	3,312
Zillow Group, Inc., Class A(1)	112	4,189
Zillow Group, Inc., Class C(1)	224	8,507
		241,494
Road and Rail — 2.5%
AMERCO	59	3,735
AMERCO , Non-Voting Shares(1)	504	31,838
ArcBest Corp.	392	32,446
Covenant Logistics Group, Inc.	122	4,683
CSX Corp.	10,902	356,386
Daseke, Inc.(1)	504	2,938
Heartland Express, Inc.	448	7,499
Hertz Global Holdings, Inc.(1)	1,089	18,731
JB Hunt Transport Services, Inc.	784	144,170
Knight-Swift Transportation Holdings, Inc.	896	49,665
Landstar System, Inc.	448	77,495
Marten Transport Ltd.	803	17,112
Norfolk Southern Corp.	1,187	304,465
Old Dominion Freight Line, Inc.	683	206,683
PAM Transportation Services, Inc.(1)	224	6,279
Ryder System, Inc.	728	68,061
Saia, Inc.(1)	280	68,205
Schneider National, Inc., Class B	784	20,196
TuSimple Holdings, Inc., Class A(1)	924	2,079
Uber Technologies, Inc.(1)	1,736	50,587
Union Pacific Corp.	2,576	560,100
Universal Logistics Holdings, Inc.	107	4,063
Werner Enterprises, Inc.	672	29,554

XPO Logistics, Inc.(1)	429	16,568
		2,083,538
Semiconductors and Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.(1)	4,256	330,393
Allegro MicroSystems, Inc.(1)	280	8,719
Amkor Technology, Inc.	560	15,691
Analog Devices, Inc.	672	115,524
Applied Materials, Inc.	3,640	398,944
Axcelis Technologies, Inc.(1)	392	31,305
Broadcom, Inc.	560	308,577
CEVA, Inc.(1)	66	1,793
Cirrus Logic, Inc.(1)	399	29,809
Cohu, Inc.(1)	343	12,286
Enphase Energy, Inc.(1)	336	107,718
Entegris, Inc.	448	34,626
First Solar, Inc.(1)	280	48,308
FormFactor, Inc.(1)	392	9,043
GLOBALFOUNDRIES, Inc.(1)(2)	168	10,811
Intel Corp.	10,080	303,106
KLA Corp.	728	286,213
Kulicke & Soffa Industries, Inc.	625	29,969
Lam Research Corp.	676	319,329
Lattice Semiconductor Corp.(1)	224	16,314
Marvell Technology, Inc.	1,008	46,892
MaxLinear, Inc.(1)	550	20,130
Microchip Technology, Inc.	896	70,954
Micron Technology, Inc.	5,824	335,754
MKS Instruments, Inc.	392	32,873
Monolithic Power Systems, Inc.	56	21,390
NVIDIA Corp.	2,520	426,460
NXP Semiconductors NV	504	88,623
ON Semiconductor Corp.(1)	3,335	250,792
Onto Innovation, Inc.(1)	280	22,386
PDF Solutions, Inc.(1)	224	7,027
Photronics, Inc.(1)	907	17,052
Qorvo, Inc.(1)	280	27,790
QUALCOMM, Inc.	3,136	396,673
Rambus, Inc.(1)	504	19,344
Semtech Corp.(1)	168	5,164
Skyworks Solutions, Inc.	359	34,328
SolarEdge Technologies, Inc.(1)	112	33,472
Synaptics, Inc.(1)	234	24,797
Teradyne, Inc.	1,344	125,597
Texas Instruments, Inc.	2,746	495,543
Ultra Clean Holdings, Inc.(1)	336	11,972
Universal Display Corp.	112	12,613
Veeco Instruments, Inc.(1)	280	5,566
Wolfspeed, Inc.(1)	392	35,641
		4,987,311
Software — 6.2%
A10 Networks, Inc.	624	11,675
ACI Worldwide, Inc.(1)	224	4,682
Adobe, Inc.(1)	392	135,213
Altair Engineering, Inc., Class A(1)	1	49
ANSYS, Inc.(1)	56	14,241

Autodesk, Inc.(1)	392	79,164
Bentley Systems, Inc., Class B	280	11,091
Bill.com Holdings, Inc.(1)	112	13,487
Black Knight, Inc.(1)	112	6,943
Box, Inc., Class A(1)	336	9,223
C3.ai, Inc., Class A(1)(2)	336	4,371
Cadence Design Systems, Inc.(1)	565	97,203
CommVault Systems, Inc.(1)	112	7,392
Consensus Cloud Solutions, Inc.(1)	112	6,361
CoreCard Corp.(1)	74	2,213
Crowdstrike Holdings, Inc., Class A(1)	280	32,942
Datadog, Inc., Class A(1)	224	16,975
Digital Turbine, Inc.(1)	336	6,135
DocuSign, Inc.(1)	504	23,723
Dolby Laboratories, Inc., Class A	224	16,771
Dropbox, Inc., Class A(1)	408	9,613
Duck Creek Technologies, Inc.(1)	280	3,133
Dynatrace, Inc.(1)	168	6,510
Elastic NV(1)	112	6,853
Envestnet, Inc.(1)	112	6,610
Fair Isaac Corp.(1)	56	34,704
Fortinet, Inc.(1)	2,267	120,514
Gen Digital, Inc.	952	21,858
Guidewire Software, Inc.(1)	177	10,498
HubSpot, Inc.(1)	5	1,515
IBEX Holdings Ltd.(1)	62	1,600
InterDigital, Inc.	336	16,857
Intuit, Inc.	224	91,300
JFrog Ltd.(1)	261	5,737
LiveRamp Holdings, Inc.(1)	168	3,689
Manhattan Associates, Inc.(1)	224	28,211
Marathon Digital Holdings, Inc.(1)(2)	466	2,945
Microsoft Corp.	13,216	3,371,930
NCR Corp.(1)	560	13,367
Nutanix, Inc., Class A(1)	280	7,913
Olo, Inc., Class A(1)	2	14
Oracle Corp. (New York)	1,232	102,293
Palantir Technologies, Inc., Class A(1)	1,288	9,660
Palo Alto Networks, Inc.(1)	1,008	171,259
Paycom Software, Inc.(1)	112	37,979
Paylocity Holding Corp.(1)	59	12,852
Progress Software Corp.	168	8,958
PROS Holdings, Inc.(1)	63	1,501
PTC, Inc.(1)	112	14,248
Qualys, Inc.(1)	224	27,624
Rapid7, Inc.(1)	113	3,322
RingCentral, Inc., Class A(1)	56	2,075
Salesforce, Inc.(1)	504	80,766
ServiceNow, Inc.(1)	224	93,251
Smartsheet, Inc., Class A(1)	68	2,090
Splunk, Inc.(1)	56	4,350
SPS Commerce, Inc.(1)	112	15,933
Synopsys, Inc.(1)	174	59,080
Tenable Holdings, Inc.(1)	112	4,276
Teradata Corp.(1)	731	24,964

Trade Desk, Inc., Class A(1)	448	23,359
Tyler Technologies, Inc.(1)	56	19,194
Unity Software, Inc.(1)	112	4,425
VMware, Inc., Class A(1)	336	40,821
Workday, Inc., Class A(1)	168	28,207
Zoom Video Communications, Inc., Class A(1)	280	21,120
Zscaler, Inc.(1)	56	7,473
		5,086,305
Specialty Retail — 3.9%
Aaron's Co., Inc.	280	3,413
Abercrombie & Fitch Co., Class A(1)	896	21,486
Advance Auto Parts, Inc.	672	101,465
American Eagle Outfitters, Inc.	1,624	25,692
Asbury Automotive Group, Inc.(1)	112	21,013
AutoNation, Inc.(1)	616	76,329
AutoZone, Inc.(1)	43	110,897
Bath & Body Works, Inc.	392	16,660
Bed Bath & Beyond, Inc.(1)	280	952
Best Buy Co., Inc.	1,792	152,858
Big 5 Sporting Goods Corp.(2)	392	4,865
Boot Barn Holdings, Inc.(1)	280	18,858
Buckle, Inc.	448	19,690
Build-A-Bear Workshop, Inc.	392	9,310
Burlington Stores, Inc.(1)	392	76,707
Caleres, Inc.	616	14,883
Camping World Holdings, Inc., Class A	28	771
CarMax, Inc.(1)	280	19,421
Carvana Co.(1)	13	100
Cato Corp., Class A	336	3,494
Chico's FAS, Inc.(1)	1,904	11,176
Children's Place, Inc.(1)	168	5,964
Conn's, Inc.(1)	336	3,347
Dick's Sporting Goods, Inc.	504	60,268
Five Below, Inc.(1)	392	63,057
Floor & Decor Holdings, Inc., Class A(1)	336	25,076
Foot Locker, Inc.	1,064	42,347
GameStop Corp., Class A(1)(2)	448	11,742
Gap, Inc.	2,184	31,755
Genesco, Inc.(1)	224	11,693
Group 1 Automotive, Inc.	224	43,308
Guess?, Inc.	616	12,788
Haverty Furniture Cos., Inc.(2)	224	7,063
Hibbett, Inc.	168	11,199
Home Depot, Inc.	1,126	364,813
Leslie's, Inc.(1)	336	4,906
Lithia Motors, Inc.	336	80,408
Lowe's Cos., Inc.	672	142,834
MarineMax, Inc.(1)	336	11,098
National Vision Holdings, Inc.(1)	168	6,797
ODP Corp.(1)	504	24,258
O'Reilly Automotive, Inc.(1)	112	96,828
Penske Automotive Group, Inc.	336	42,487
Rent-A-Center, Inc.	392	9,443
RH(1)	112	32,125
Ross Stores, Inc.	2,110	248,284

Sally Beauty Holdings, Inc.(1)	616	7,244
Shoe Carnival, Inc.	224	5,916
Signet Jewelers Ltd.	784	50,960
Sleep Number Corp.(1)	112	3,276
Sonic Automotive, Inc., Class A	280	14,879
Tilly's, Inc., Class A	616	5,852
TJX Cos., Inc.	5,376	430,349
Tractor Supply Co.	952	215,447
Ulta Beauty, Inc.(1)	504	234,279
Urban Outfitters, Inc.(1)	616	17,827
Victoria's Secret & Co.(1)	1,232	56,672
Williams-Sonoma, Inc.	616	72,010
Zumiez, Inc.(1)	280	6,510
		3,225,149
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	26,712	3,954,177
Avid Technology, Inc.(1)	224	6,290
Dell Technologies, Inc., Class C	784	35,115
Eastman Kodak Co.(1)	121	512
Hewlett Packard Enterprise Co.	3,584	60,140
HP, Inc.	1,680	50,467
Immersion Corp.(1)	465	3,376
NetApp, Inc.	896	60,579
Pure Storage, Inc., Class A(1)	448	13,077
Seagate Technology Holdings PLC	1,232	65,259
Super Micro Computer, Inc.(1)	338	30,498
Western Digital Corp.(1)	1,008	37,044
Xerox Holdings Corp.	672	10,960
		4,327,494
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	1,904	109,194
Carter's, Inc.	504	36,812
Columbia Sportswear Co.	336	30,102
Crocs, Inc.(1)	336	33,936
Deckers Outdoor Corp.(1)	112	44,675
Fossil Group, Inc.(1)	672	3,205
G-III Apparel Group Ltd.(1)	448	9,690
Hanesbrands, Inc.	1,512	10,161
Kontoor Brands, Inc.	392	17,032
Levi Strauss & Co., Class A	784	12,960
lululemon athletica, Inc.(1)	585	222,481
Movado Group, Inc.	224	7,211
NIKE, Inc., Class B	2,912	319,417
Oxford Industries, Inc.	280	31,601
PVH Corp.	504	33,859
Ralph Lauren Corp.	504	57,013
Skechers USA, Inc., Class A(1)	672	28,338
Steven Madden Ltd.	728	25,145
Tapestry, Inc.	3,080	116,332
Under Armour, Inc., Class A(1)	952	9,520
Under Armour, Inc., Class C(1)	1,120	9,766
VF Corp.	1,288	42,272
		1,210,722
Thrifts and Mortgage Finance — 0.5%
Blue Foundry Bancorp(1)	448	5,855

Columbia Financial, Inc.(1)	280	6,182
Enact Holdings, Inc.	280	6,944
Essent Group Ltd.	1,176	47,146
Federal Agricultural Mortgage Corp., Class C	112	14,095
Flagstar Bancorp, Inc.	784	29,431
FS Bancorp, Inc.	224	7,661
Home Bancorp, Inc.	168	7,221
Merchants Bancorp	224	5,732
MGIC Investment Corp.	3,416	46,902
Mr. Cooper Group, Inc.(1)	504	22,761
New York Community Bancorp, Inc.(2)	3,528	32,987
NMI Holdings, Inc., Class A(1)	1,176	25,319
Northfield Bancorp, Inc.	448	7,146
OP Bancorp	448	5,242
PennyMac Financial Services, Inc.	448	26,728
Provident Financial Services, Inc.	672	15,140
Radian Group, Inc.	1,960	38,357
Rocket Cos., Inc., Class A(2)	560	4,648
Southern Missouri Bancorp, Inc.	112	5,808
TFS Financial Corp.	392	5,351
TrustCo Bank Corp. NY	224	8,700
Walker & Dunlop, Inc.	504	45,012
WSFS Financial Corp.	672	32,599
		452,967
Trading Companies and Distributors — 1.2%
Air Lease Corp.	1,288	49,743
Applied Industrial Technologies, Inc.	224	29,678
Beacon Roofing Supply, Inc.(1)	112	6,540
Boise Cascade Co.	728	53,901
Fastenal Co.	2,016	103,844
GATX Corp.	448	50,512
H&E Equipment Services, Inc.	560	23,481
Herc Holdings, Inc.	392	50,243
Hudson Technologies, Inc.(1)	564	6,368
McGrath RentCorp	280	27,474
MSC Industrial Direct Co., Inc., Class A	280	24,032
Rush Enterprises, Inc., Class A	448	23,085
Rush Enterprises, Inc., Class B	168	8,902
SiteOne Landscape Supply, Inc.(1)	112	14,059
Titan Machinery, Inc.(1)	336	14,794
Triton International Ltd.	1,064	71,788
United Rentals, Inc.(1)	280	98,848
Univar Solutions, Inc.(1)	224	7,421
Veritiv Corp.	228	30,675
Watsco, Inc.	112	30,126
WESCO International, Inc.(1)	168	21,659
WW Grainger, Inc.	341	205,643
		952,816
Transportation Infrastructure†
RXO, Inc.(1)	216	4,104
Water Utilities — 0.1%
American States Water Co.	144	14,111
American Water Works Co., Inc.	336	50,991
Consolidated Water Co. Ltd.	87	1,267
		66,369

Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	122	1,914
T-Mobile U.S., Inc.(1)	2,408	364,716
United States Cellular Corp.(1)	224	4,762
		371,392
TOTAL COMMON STOCKS (Cost $77,806,121)		81,939,037
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	180,931	180,931
State Street Navigator Securities Lending Government Money Market Portfolio(3)	134,935	134,935
TOTAL SHORT-TERM INVESTMENTS (Cost $315,866)		315,866
TOTAL INVESTMENT SECURITIES—100.0% (Cost $78,121,987)		82,254,903
OTHER ASSETS AND LIABILITIES†		(18,568)
TOTAL NET ASSETS — 100.0%		$82,236,335

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $144,317. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $147,719 which includes security collateral of $12,784.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.